Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of significant components of provision for income taxes

	December 31,	December 31,
	2022	2021

Current	$1,097,888	$138,061
The provision for income taxes	$1,097,888	$138,061

Schedule of Effective Income Tax Rate Reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(10.0)%	(10.0)%	(10.0)%
Preferential Blue Hat Pingxiang tax rate reduction	—	—	—
Permanent difference	(15.2)%	(15.2)%	2.1%
Effective tax rate	(0.2)%	(0.2)%	17.1%

Schedule of Taxes payable

	December 31,	December 31,
	2022	2021

VAT taxes payable	$471,604	$843,257
Income taxes payable	2,074,321	2,265,919
Other taxes payable	191,574	178,464
Totals	$2,737,499	$3,287,640